Fair value measurement - Summary of assets and liabilities, measured or disclosed at fair value (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	$ 0	$ 3,752
Total liabilities	14,362	31,602
At fair value [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	0	7,005
Warrant liability	3,150	6,478
Total liabilities	3,150	13,483
At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Contingent Consideration	0	7,005
Warrant liability	3,150	6,478
Total liabilities	$ 3,150	$ 13,483